Other Gains (Losses) (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Other gains
Gains on disposal of property, plant and equipment	₩ 43,784		₩ 98,077		₩ 48,316
Gains on disposal of intangible assets	206		12		564
Reversal of impairment loss on property, plant and equipment	16,692
Reversal of impairment loss on intangible assets	0		17		54
Gains on foreign currency translation	16,340		14,905		20,485
Gains on foreign currency transaction	53,152		47,297		93,151
Gains on insurance proceeds	17,410		0		400
Miscellaneous Other Gains	238,688		221,556		269,562
Gains on disposal of inventories	3,424		6,350		6,024
Gains on proxy collection of TV license fee	41,013		40,450		39,711
Gains on compensation of impaired electric poles	1,372		1,166		1,526
Gains on compensation for infringement on contract	0		3,648		18,990
Gains on harbor facilities dues	3,741		3,803		3,025
Gains on technical fees	3,044		2,026		2,105
Reversal of occupation development training fees	1,472		1,602		1,697
Gains on disposal of waste	5,317		4,232		4,261
Gains on insurance	812		22,382		10,410
Gains on tax rebate	341		542		2,161
Gains on other commission	1,111		4,347		4,790
Gains on disposal of assets held-for-sale	23,778
Others of Miscellaneous Other Gains	153,263		131,008		174,862
Other losses
Losses on disposal of property, plant and equipment	(72,508)		(60,704)		(70,514)
Losses on disposal of intangible assets	(827)		(43)		(183)
Impairment loss on property, plant and equipment	(50,036)	[1],[2]	(710,164)	[3]	(51,067)
Impairment loss on intangible assets	(513,609)		(8,112)		(20)
Impairment loss on other non-current assets	(49,620)		(87,024)
Losses on foreign currency translation	(8,757)		(7,678)		(25,495)
Losses on foreign currency transaction	(55,283)		(65,366)		(36,241)
Miscellaneous Other Losses	(217,892)		(63,899)		(92,385)
Losses on valuation of inventories	3,127		1,953		3,875
Losses on disposal of inventories	10,456		3,555		3,273
Losses due to disaster	7,635		2,129		5,374
Losses on rounding adjustment of electric charge surtax	1,268		1,265		1,253
Losses on adjustments of levies	0		0		1
Forfeit of taxes and dues	0		0		656
Others Of Miscellaneous Other Losses	195,406		54,997		77,953
Net other gains	₩ (582,258)		₩ (621,124)		₩ 156,627

[1]	As described in Note 2, the Company recognized impairment loss of KRW3,819 million related to Wolsong unit 1, Shin-Hanul unit 3 and 4 and reversal of impairment loss of KRW16,693 million related to Wolsong unit 1.
[2]	KEPCO Bylong Australia Pty., Ltd., 100% owned subsidiary, performed an impairment test over its land and others. The Company recognized the amount of the carrying amount in excess of its recoverable amount as an impairment loss.
[3]	Korea Hydro & Nuclear Power Co., Ltd. And Korea Western Power Co., Ltd., 100% owned subsidiaries, have determined that there are impairment indicators for the shutdowns of certain power generation units and fire, and performed an impairment test over the individual assets. As a result, the Company recognized the amount of the carrying amount in excess of its recoverable amount as an impairment loss in the consolidated statements of comprehensive income.